Prepayments, deposits, and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments, deposits, and other current assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following as of December 31, 2023 and 2022:
	2023	2022
	In thousands of USD
Deposits to software developer	$5,648	$675
Prepayments to suppliers	11	275
Prepayments to potential companies	3,000	-
Prepaid service fee	1,000	-
Other current assets	66	46
Total	$9,725	$996